Restrictions Imposed on the Distribution of Dividends - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Banco Supervielle S.A. [member]
Disclosure of restricted bank deposits [line items]
Percentage of Profit shown In income Statement	20.00%
Grupo Supervielle Sa Negotiable Obligations Issuance Program [member]
Disclosure of restricted bank deposits [line items]
Percentage of profit allocated to legal reserve	5.00%
Percentage of outstanding capital stock	20.00%